SAN ONOFRE NUCLEAR GENERATING STATION (SONGS) (Tables)	12 Months Ended
Dec. 31, 2016
Regulated Operations [Abstract]
Schedule of Nuclear Decommissioning Trusts
The following table shows the fair values and gross unrealized gains and losses for the securities held in the NDT. We provide additional fair value disclosures for the NDT in Note 10.

NUCLEAR DECOMMISSIONING TRUSTS
(Dollars in millions)
	Cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
At December 31, 2016:
Debt securities:
Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies(1)	$52	$—	$—	$52
Municipal bonds(2)	203	4	(1)	206
Other securities(3)	141	2	(2)	141
Total debt securities	396	6	(3)	399
Equity securities	143	366	(1)	508
Cash and cash equivalents	119	—	—	119
Total	$658	$372	$(4)	$1,026
At December 31, 2015:
Debt securities:
Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	$89	$2	$—	$91
Municipal bonds	148	8	—	156
Other securities	194	1	(13)	182
Total debt securities	431	11	(13)	429
Equity securities	214	412	(7)	619
Cash and cash equivalents	15	—	—	15
Total	$660	$423	$(20)	$1,063

(1)	Maturity dates are 2017-2047.

(2)	Maturity dates are 2017-2115.

(3)	Maturity dates are 2017-2111.

Schedule of Securities Sold
The following table shows the proceeds from sales of securities in the NDT and gross realized gains and losses on those sales.

SALES OF SECURITIES
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Proceeds from sales(1)	$1,134	$577	$601
Gross realized gains	111	29	11
Gross realized losses	(29)	(15)	(11)

(1)	Excludes securities that are held to maturity.